Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Extraordinary Bonus

There is an agreement to give workers (“subject to the collective bargaining agreement”) an extraordinary bonus for years of service upon completion of the equivalent of five years of actual work based on the following:

Years of Service	Benefit
5, 10, 15	1 monthly salary
20	1.5 monthly salary
25, 30, 35, 40	2.5 monthly salaries

Summary of Post-Employment Obligations Associated with Defined Benefits Plan and Related Plan Assets
a)	The post-employment obligations associated with defined benefits plans and the related plan assets as of December 31, 2019 and 2018:

Reconciliation with general ledger accounts:

	Balance as of
	12-31-2019	12-31-2018
	ThUS$	ThUS$

Long-term post-employment obligations	1,836,362	1,343,507
Pension plans	1,683,668	1,214,435
Health plans	123,534	101,895
Other plans	29,160	27,177

Total Post-Employment Obligations, Net	1,836,362	1,343,507

Summary of Reconciliation of Post-Employment Obligations, Net

	Balance as of
	12-31-2019	12-31-2018
	ThUS$	ThUS$

Post-employment obligations	4,876,960	4,235,466
(-) Fair value of plan assets (*)	(3,090,862)	(2,919,501)

Total	1,786,098	1,315,965

Amount not recognized due to limit on Plan Assets Ceiling (**)	49,780	21,463
Minimum funding required (IFRIC 14) (***)	484	6,079

Total Post-Employment Obligations, Net	1,836,362	1,343,507

(*)      Plan assets to fund defined benefit plans only in our Brazilian subsidiaries (Enel Distribución Rio S.A., Enel Distribución Ceará S.A., Enel Distribución Sao Paulo S.A. and Enel Distribución Goiás).

(**)   In Enel Distribución Ceará S.A., certain pension plans currently have an actuarial surplus amounting to ThUS$49,780 as of December 31, 2019 (ThUS$21,463 as of December 31, 2018), which actuarial surplus was not recognized as an asset in accordance with IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction, because the Complementary Social Security (SPC) regulations - CGPC Resolution No. 26/2008 states that the surplus can only be used by the sponsor if the contingency reserve on the balance sheet of Faelce (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Ceará S.A.) is at the maximum percentage (25% of reserves). This ensures the financial stability of the plan based on the volatility of these obligations. If the surplus exceeds this limit, it may be used by the sponsor to reduce future contributions or be reimbursed to the sponsor.

(***) In Enel Distribución Rio S.A. has been recognized in accordance with the provisions of IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction an additional liability as of December 31, 2019 for ThUS$484 (ThUS$6,079 as of December 31, 2018). This corresponds to actuarial debt contracts that the company signed with Brasiletros (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Rio S.A.). This was done to equalize deficits on certain pension plans, since the sponsor assumes responsibility for these plans, in accordance with current legislation.

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

b)    The following amounts were recognized in the consolidated statement of comprehensive income for the years ended December 31, 2019, 2018 and 2017:

	12-31-2019	12-31-2018	12-31-2017
Expense Recognized in Comprehensive Income	ThUS$	ThUS$	ThUS$
Current service cost for defined benefits plan	11,255	6,384	4,074
Interest cost for defined benefits plan	357,751	269,331	112,196
Interest income from the plan assets	(251,095)	(190,284)	(79,193)
Past service cost (credit)	(8,643)	(850)	5,923
Interest cost on asset ceiling components	2,016	4,373	4,305

Expenses recognized in Profit or Loss	111,284	88,954	47,305
Losses from remeasurement of defined benefit plans	576,143	177,527	4,941
Total expense recognized in Comprehensive Income	687,427	266,481	52,246

Summary of Presentation of Net Actuarial Liabilities

Net Actuarial Liability	ThUS$
Balance as of January 1, 2018	388,931
Net interest cost	83,421
Service cost	6,383
Benefits paid	(15,778)
Contributions paid	(94,629)
Actuarial (gains) losses from changes in financial assumptions	272,123
Actuarial (gains) losses from changes in experience adjustments	71,519
Return on plan assets, excluding interest	(121,042)
Changes in the asset limit	(25,081)
Minimum finding required (IFRIC 14)	(19,992)
Past service credit defined benefit plan obligations	(850)
Defined benefit plan obligations from business combinations	870,687
Transfer of employees	88
Foreign currency translation differences	(72,273)
Balance as of December 31, 2018	1,343,507
Net interest cost	108,672
Service cost	11,255
Benefits paid	(12,668)
Contributions paid	(121,088)
Actuarial (gains) losses from changes in financial assumptions	678,722
Actuarial (gains) losses from changes in experience adjustments	144,140
Return on plan assets, excluding interest	(268,916)
Changes in the asset limit	27,679
Minimum finding required (IFRIC 14)	(5,483)
Past service credit defined benefit plan obligations	(8,643)
Transfer of employees	(153)
Foreign currency translation differences	(60,662)
Net actuarial liability as of December 31, 2019	1,836,362

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

Actuarial Value of Post-employment Obligations	ThUS$
Balance as of January 1, 2018	1,063,551
Service cost	6,383
Interest cost	269,331
Contributions from plan participants	1,781
Actuarial (gains) losses from changes in financial assumptions	272,123
Actuarial (gains) losses from changes in experience adjustments	71,519
Foreign currency translation	(196,015)
Contributions paid	(275,600)
Past service credit defined benefit plan obligations	(850)
Defined benefit plan obligations from business combinations	3,023,155
Transfer of employees	88
Balance as of December 31, 2018	4,235,466
Service cost	11,255
Interest cost	357,751
Contributions from plan participants	2,295
Actuarial (gains) losses from changes in financial assumptions	678,722
Actuarial (gains) losses from changes in experience adjustments	144,140
Foreign currency translation	(171,481)
Contributions paid	(372,392)
Past service credit defined benefit plan obligations	(8,643)
Transfer of employees	(153)

Balance as of December 31, 2019	4,876,960

Summary of Changes in Fair Value of Benefit Plan Assets

Changes in the fair value of the benefit plan assets are as follows:

Fair Value of Plan Assets	ThUS$
Balance as of January 1, 2018	(751,669)
Interest income	(190,283)
Return on plan assets, excluding interest	(121,042)
Foreign currency translation differences	132,549
Employer contributions	(94,629)
Benefit paid	259,822
Benefits	(1,781)
Defined benefit plan assets from business combinations	(2,152,468)
Balance as of December 31, 2018	(2,919,501)
Interest income	(251,095)
Return on plan assets, excluding interest	(268,916)
Foreign currency translation differences	112,309
Employer contributions	(121,088)
Benefit	(2,295)
Benefits paid	359,724

Balance as of December 31, 2019	(3,090,862)

Summary of Main Categories of Benefit Plan Assets

e)    The main categories of benefit plan assets are as follows:

	12-31-2019		12-31-2018
Category of Plan Assets	ThUS$	%	ThUS$	%
Equity instruments (variable income)	321,268	10.39%	233,854	8.01%
Fixed-income assets	2,557,928	82.76%	2,418,502	82.84%
Real estate investments	121,194	3.92%	145,879	5.00%
Other	90,472	2.93%	121,266	4.15%
Total	3,090,862	100%	2,919,501	100%

Summary of Assets Affected by Plans and Invested in Shares, Leases and Real Estate Owned

The following table sets forth the assets affected by the plans and invested in shares, leases and real estate owned by the Group.

	12-31-2019	12-31-2018
	ThUS$	ThUS$

Real Estate	28,776	30,405

Total	28,776	30,405

Summary of Reconciliation of Asset Ceiling

Reconciliation of Asset Ceiling	ThUS$
Balance as of January 1, 2018	47,918
Interest on assets not recognized	4,373
Other changes in assets not recognized due to asset limit	(25,081)
Foreign currency translation differences	(5,747)
Balance as of December 31, 2018	21,463
Interest on assets not recognized	2,016
Other changes in assets not recognized due to asset limit	27,679
Foreign currency translation differences	(1,378)
Total asset ceiling as of December 31, 2019	49,780

Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans

As of December 31, 2019 and 2018, the following assumptions were used in the actuarial calculation of defined benefit plans:

	Chile		Brazil		Colombia		Argentina		Peru
	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018	12-31-2019	12-31-2018

Discount rates used	3.40%	4.70%	6,13% - 7,38%	7.90% - 9.15%	5,81%- 5,85%	6.80%	49.42%	34.7% - 34.9%	4.30%	6.17%
Expected rate of salary increases	3.80%	3.80%	5.04%	5.04% - 6.08%	4.90%	5.00%	42.30%	28.3% -28.5%	4.00%	4.00%
Mortality tables	CB-H-2014 y RV-M-2014	CB-H-2014 RV-M-2014	AT 2000	AT 2000	RV 2008	RV 2008	CB-H-2014 y RV-M-2014	CB-H-2014 RV-M-2014	CB-H-2014 y RV-M-2014	CB-H-2014 RV-M-2014
Turnover rate	8.02%	4.75%	5.63%	6.60%	0.45%	0.46%	9.36%	1.40%	5.02%	2. 25%

Summary of Expected Outflows for Benefits for Next Ten Years

Years	ThUS$
1	374,810
2	360,699
3	353,483
4	347,710
5	339,759
Over 5 to 10	1,570,617